Shareholder Report, Holdings (Details)	Apr. 30, 2025
Columbia Strategic California Municipal Income Fund - Class A | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic California Municipal Income Fund - Class A | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Strategic California Municipal Income Fund - Class A | Metropolitan Water District of Southern California 04/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Class A | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Class A | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Class A | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Class A | California County Tobacco Securitization Agency 06/01/2055 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Class A | Manteca Unified School District 08/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class A | San Diego Unified School District 07/01/2048 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class A | California Health Facilities Financing Authority 02/01/2047 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class A | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Strategic California Municipal Income Fund - Class A | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Strategic California Municipal Income Fund - Class A | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Columbia Strategic California Municipal Income Fund - Class A | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Columbia Strategic California Municipal Income Fund - Class A | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic California Municipal Income Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Columbia Strategic California Municipal Income Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Strategic California Municipal Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Strategic California Municipal Income Fund - Class C | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic California Municipal Income Fund - Class C | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Strategic California Municipal Income Fund - Class C | Metropolitan Water District of Southern California 04/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Class C | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Class C | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Class C | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Class C | California County Tobacco Securitization Agency 06/01/2055 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Class C | Manteca Unified School District 08/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class C | San Diego Unified School District 07/01/2048 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class C | California Health Facilities Financing Authority 02/01/2047 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Class C | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Strategic California Municipal Income Fund - Class C | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Strategic California Municipal Income Fund - Class C | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Columbia Strategic California Municipal Income Fund - Class C | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Columbia Strategic California Municipal Income Fund - Class C | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic California Municipal Income Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Columbia Strategic California Municipal Income Fund - Class C | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Strategic California Municipal Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Strategic California Municipal Income Fund - Institutional Class | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic California Municipal Income Fund - Institutional Class | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Strategic California Municipal Income Fund - Institutional Class | Metropolitan Water District of Southern California 04/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Institutional Class | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Institutional Class | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional Class | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional Class | California County Tobacco Securitization Agency 06/01/2055 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional Class | Manteca Unified School District 08/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional Class | San Diego Unified School District 07/01/2048 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional Class | California Health Facilities Financing Authority 02/01/2047 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Strategic California Municipal Income Fund - Institutional Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Strategic California Municipal Income Fund - Institutional Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Columbia Strategic California Municipal Income Fund - Institutional Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Columbia Strategic California Municipal Income Fund - Institutional Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic California Municipal Income Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Columbia Strategic California Municipal Income Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Strategic California Municipal Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Metropolitan Water District of Southern California 04/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | California County Tobacco Securitization Agency 06/01/2055 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Manteca Unified School District 08/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | San Diego Unified School District 07/01/2048 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | California Health Facilities Financing Authority 02/01/2047 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Strategic California Municipal Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | California Community Choice Financing Authority 02/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Puerto Rico Sales Tax Financing Corp. 07/01/2046 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Metropolitan Water District of Southern California 04/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Inland Valley Development Agency 09/01/2044 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Puerto Rico Sales Tax Financing Corp. 07/01/2058 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | California Statewide Communities Development Authority 03/01/2042 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | California County Tobacco Securitization Agency 06/01/2055 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Manteca Unified School District 08/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | San Diego Unified School District 07/01/2048 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | California Health Facilities Financing Authority 02/01/2047 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Strategic California Municipal Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%